Schedule of Investments (unaudited)

WisdomTree 3-7 Year Treasury Digital Fund (WTTSX)

March 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 98.8%

U.S. Treasury Notes - 98.8%
0.50%, 2/28/26	$152,800	$138,911
0.75%, 5/31/26	174,800	159,034
1.13%, 8/31/28	458,200	402,500
1.38%, 10/31/28	317,900	282,161

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $987,059)		982,606
Other Assets less Liabilities - 1.2%		12,268

NET ASSETS - 100.0%		$994,874

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$982,606	$—	$982,606

Total Investments in Securities	$—	$982,606	$—	$982,606

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 7-10 Year Treasury Digital Fund (WTSTX)

March 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.2%

U.S. Treasury Bond - 7.5%
6.25%, 5/15/30	$63,400	$74,123

U.S. Treasury Notes - 91.7%
0.63%, 5/15/30	174,100	142,572
1.38%, 11/15/31	297,000	250,756
1.88%, 2/15/32	586,900	515,280

Total U.S. Treasury Notes		908,608

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $988,134)		982,731
Other Assets less Liabilities - 0.8%		7,958

NET ASSETS - 100.0%		$990,689

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$982,731	$—	$982,731

Total Investments in Securities	$—	$982,731	$—	$982,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.8%

South Korea - 0.1%

Broadline Retail - 0.1%
Coupang, Inc.*	124	$1,984

United States - 99.7%

Aerospace & Defense - 1.9%
Axon Enterprise, Inc.*	5	1,124
Boeing Co.*	42	8,922
General Dynamics Corp.	20	4,564
HEICO Corp.	10	1,710
Howmet Aerospace, Inc.	29	1,229
L3Harris Technologies, Inc.	14	2,747
Lockheed Martin Corp.	19	8,982
Northrop Grumman Corp.	11	5,079
Raytheon Technologies Corp.	105	10,283
Textron, Inc.	15	1,060
TransDigm Group, Inc.	4	2,948

Total Aerospace & Defense		48,648

Air Freight & Logistics - 0.7%
Expeditors International of Washington, Inc.	11	1,211
FedEx Corp.	19	4,341
United Parcel Service, Inc., Class B	61	11,834

Total Air Freight & Logistics		17,386

Automobiles - 2.1%
Ford Motor Co.	288	3,629
General Motors Co.	101	3,705
Lucid Group, Inc.*	119	957
Rivian Automotive, Inc., Class A*	68	1,052
Tesla, Inc.*	224	46,471

Total Automobiles		55,814

Banks - 3.0%
Bank of America Corp.	570	16,302
Citigroup, Inc.	138	6,471
Citizens Financial Group, Inc.	35	1,063
Fifth Third Bancorp	50	1,332
First Citizens BancShares, Inc., Class A	1	973
First Horizon Corp.	37	658
First Republic Bank^	13	182
Huntington Bancshares, Inc.	101	1,131
JPMorgan Chase & Co.	207	26,974
KeyCorp	66	826
M&T Bank Corp.	12	1,435
PNC Financial Services Group, Inc.	29	3,686
Regions Financial Corp.	66	1,225
Truist Financial Corp.	95	3,240
U.S. Bancorp	106	3,821
Wells Fargo & Co.	271	10,130

Total Banks		79,449

Beverages - 1.9%
Brown-Forman Corp., Class B	34	2,185
Coca-Cola Co.	307	19,043
Constellation Brands, Inc., Class A	13	2,937
Keurig Dr. Pepper, Inc.	101	3,563
Molson Coors Beverage Co., Class B	15	775
Monster Beverage Corp.*	74	3,997
PepsiCo, Inc.	98	17,866

Total Beverages		50,366

Biotechnology - 2.4%
AbbVie, Inc.	126	20,081
Alnylam Pharmaceuticals, Inc.*	9	1,803
Amgen, Inc.	38	9,187
Biogen, Inc.*	10	2,780
BioMarin Pharmaceutical, Inc.*	13	1,264
Gilead Sciences, Inc.	89	7,384
Incyte Corp.*	16	1,156
Moderna, Inc.*	27	4,147
Regeneron Pharmaceuticals, Inc.*	8	6,573
Seagen, Inc.*	13	2,632
United Therapeutics Corp.*	3	672
Vertex Pharmaceuticals, Inc.*	18	5,671

Total Biotechnology		63,350

Broadline Retail - 3.0%
Amazon.com, Inc.*	725	74,885
eBay, Inc.	39	1,731
Etsy, Inc.*	9	1,002

Total Broadline Retail		77,618

Building Products - 0.1%
Carlisle Cos., Inc.	4	905
Carrier Global Corp.	59	2,699

Total Building Products		3,604

Capital Markets - 3.2%
Ameriprise Financial, Inc.	7	2,146
Ares Management Corp., Class A	12	1,001
Bank of New York Mellon Corp.	59	2,681
BlackRock, Inc.	10	6,691
Blackstone, Inc.	85	7,466
Charles Schwab Corp.	129	6,757
CME Group, Inc.	26	4,980
FactSet Research Systems, Inc.	3	1,245
Franklin Resources, Inc.	37	997
Goldman Sachs Group, Inc.	24	7,851
Intercontinental Exchange, Inc.	40	4,172
KKR & Co., Inc.	61	3,204
LPL Financial Holdings, Inc.	6	1,214
Moody’s Corp.	13	3,978
Morgan Stanley	120	10,536
MSCI, Inc.	5	2,798
Nasdaq, Inc.	34	1,859
Northern Trust Corp.	15	1,322
Raymond James Financial, Inc.	15	1,399

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
S&P Global, Inc.	23	$7,930
State Street Corp.	26	1,968
T. Rowe Price Group, Inc.	16	1,806
Tradeweb Markets, Inc., Class A	15	1,185

Total Capital Markets		85,186

Chemicals - 1.2%
Air Products & Chemicals, Inc.	16	4,595
Albemarle Corp.	8	1,768
CF Industries Holdings, Inc.	14	1,015
Corteva, Inc.	51	3,076
Dow, Inc.	50	2,741
DuPont de Nemours, Inc.	35	2,512
Ecolab, Inc.	20	3,311
FMC Corp.	9	1,099
International Flavors & Fragrances, Inc.	18	1,655
Mosaic Co.	24	1,101
PPG Industries, Inc.	17	2,271
RPM International, Inc.	9	785
Sherwin-Williams Co.	18	4,046
Westlake Corp.	9	1,044

Total Chemicals		31,019

Commercial Services & Supplies - 0.6%
Cintas Corp.	7	3,239
Copart, Inc.*	33	2,482
Republic Services, Inc.	23	3,110
Rollins, Inc.	34	1,276
Waste Management, Inc.	29	4,732

Total Commercial Services & Supplies		14,839

Communications Equipment - 0.9%
Arista Networks, Inc.*	22	3,693
Cisco Systems, Inc.	293	15,317
Motorola Solutions, Inc.	12	3,433
Ubiquiti, Inc.	4	1,087

Total Communications Equipment		23,530

Construction & Engineering - 0.1%
Quanta Services, Inc.	10	1,666

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	4	1,420
Vulcan Materials Co.	9	1,544

Total Construction Materials		2,964

Consumer Finance - 0.5%
American Express Co.	53	8,742
Capital One Financial Corp.	27	2,596
Discover Financial Services	19	1,878
Synchrony Financial	33	960

Total Consumer Finance		14,176

Consumer Staples Distribution & Retail - 2.4%
Costco Wholesale Corp.	30	14,906
Dollar General Corp.	16	3,367
Dollar Tree, Inc.*	16	2,297
Kroger Co.	51	2,518
Sysco Corp.	36	2,780
Target Corp.	33	5,466
Walgreens Boots Alliance, Inc.	61	2,109
Walmart, Inc.	193	28,458

Total Consumer Staples Distribution & Retail		61,901

Containers & Packaging - 0.2%
Avery Dennison Corp.	6	1,074
Ball Corp.	22	1,212
International Paper Co.	26	937
Packaging Corp. of America	7	972

Total Containers & Packaging		4,195

Distributors - 0.1%
Genuine Parts Co.	10	1,673
LKQ Corp.	20	1,135
Pool Corp.	3	1,028

Total Distributors		3,836

Diversified REITs - 0.0%
W.P. Carey, Inc.	15	1,162

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	507	9,760
Verizon Communications, Inc.	300	11,667

Total Diversified Telecommunication Services		21,427

Electric Utilities - 1.8%
Alliant Energy Corp.	18	961
American Electric Power Co., Inc.	37	3,367
Avangrid, Inc.	28	1,117
Constellation Energy Corp.	23	1,806
Duke Energy Corp.	55	5,306
Edison International	27	1,906
Entergy Corp.	14	1,508
Evergy, Inc.	16	978
Eversource Energy	25	1,957
Exelon Corp.	70	2,932
FirstEnergy Corp.	41	1,642
NextEra Energy, Inc.	141	10,868
PG&E Corp.*	140	2,264
PPL Corp.	53	1,473
Southern Co.	78	5,427
Xcel Energy, Inc.	39	2,630

Total Electric Utilities		46,142

Electrical Equipment - 0.4%
AMETEK, Inc.	17	2,471
Emerson Electric Co.	42	3,660
Hubbell, Inc.	4	973
Rockwell Automation, Inc.	8	2,347

Total Electrical Equipment		9,451

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	43	3,514
CDW Corp.	10	1,949
Corning, Inc.	61	2,152
Keysight Technologies, Inc.*	13	2,099
Teledyne Technologies, Inc.*	3	1,342
Trimble, Inc.*	17	891

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
Zebra Technologies Corp., Class A*	4	$1,272

Total Electronic Equipment, Instruments & Components		13,219

Energy Equipment & Services - 0.2%
Baker Hughes Co.	71	2,049
Halliburton Co.	64	2,025

Total Energy Equipment & Services		4,074

Entertainment - 1.5%
Activision Blizzard, Inc.	55	4,707
Electronic Arts, Inc.	20	2,409
Liberty Media Corp. - Liberty Formula One, Class C*	17	1,272
Live Nation Entertainment, Inc.*	16	1,120
Netflix, Inc.*	31	10,710
ROBLOX Corp., Class A*	42	1,889
Take-Two Interactive Software, Inc.*	12	1,432
Walt Disney Co.*	129	12,917
Warner Bros Discovery, Inc.*	175	2,643
Warner Music Group Corp., Class A	36	1,201

Total Entertainment		40,300

Financial Services - 5.0%
Apollo Global Management, Inc.	57	3,600
Berkshire Hathaway, Inc., Class B*	156	48,168
Block, Inc.*	43	2,952
Corebridge Financial, Inc.	45	721
Fidelity National Information Services, Inc.	42	2,282
Fiserv, Inc.*	45	5,086
FleetCor Technologies, Inc.*	5	1,054
Global Payments, Inc.	19	1,999
Jack Henry & Associates, Inc.	5	754
MasterCard, Inc., Class A	68	24,712
PayPal Holdings, Inc.*	81	6,151
Visa, Inc., Class A	147	33,143

Total Financial Services		130,622

Food Products - 1.2%
Archer-Daniels-Midland Co.	39	3,107
Campbell Soup Co.	21	1,155
Conagra Brands, Inc.	34	1,277
General Mills, Inc.	42	3,589
Hershey Co.	15	3,816
Hormel Foods Corp.	39	1,555
J.M. Smucker Co.	8	1,259
Kellogg Co.	25	1,674
Kraft Heinz Co.	87	3,364
Lamb Weston Holdings, Inc.	10	1,045
McCormick & Co., Inc., Non-Voting Shares	19	1,581
Mondelez International, Inc., Class A	97	6,763
Tyson Foods, Inc., Class A	25	1,483

Total Food Products		31,668

Gas Utilities - 0.0%
Atmos Energy Corp.	10	1,124

Ground Transportation - 1.0%
CSX Corp.	150	4,491
JB Hunt Transport Services, Inc.	7	1,228
Norfolk Southern Corp.	17	3,604
Old Dominion Freight Line, Inc.	8	2,727
Uber Technologies, Inc.*	141	4,470
Union Pacific Corp.	44	8,855

Total Ground Transportation		25,375

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	124	12,556
Align Technology, Inc.*	6	2,005
Baxter International, Inc.	35	1,420
Becton Dickinson & Co.	20	4,951
Boston Scientific Corp.*	101	5,053
Cooper Cos., Inc.	3	1,120
Dexcom, Inc.*	27	3,137
Edwards Lifesciences Corp.*	44	3,640
GE HealthCare Technologies, Inc.*	26	2,133
Hologic, Inc.*	18	1,452
IDEXX Laboratories, Inc.*	6	3,000
Insulet Corp.*	5	1,595
Intuitive Surgical, Inc.*	25	6,387
ResMed, Inc.	10	2,190
Stryker Corp.	27	7,708
Zimmer Biomet Holdings, Inc.	15	1,938

Total Health Care Equipment & Supplies		60,285

Health Care Providers & Services - 2.9%
AmerisourceBergen Corp.	15	2,402
Cardinal Health, Inc.	18	1,359
Centene Corp.*	40	2,528
Cigna Group	22	5,622
CVS Health Corp.	93	6,911
Elevance Health, Inc.	17	7,817
HCA Healthcare, Inc.	20	5,274
Humana, Inc.	9	4,369
Laboratory Corp. of America Holdings	6	1,376
McKesson Corp.	10	3,560
Molina Healthcare, Inc.*	4	1,070
Quest Diagnostics, Inc.	8	1,132
UnitedHealth Group, Inc.	67	31,663

Total Health Care Providers & Services		75,083

Health Care REITs - 0.2%
Healthpeak Properties, Inc.	40	879
Ventas, Inc.	28	1,214
Welltower, Inc.	33	2,365

Total Health Care REITs		4,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	11	$2,022

Hotel & Resort REITs - 0.0%
Host Hotels & Resorts, Inc.	50	824

Hotels, Restaurants & Leisure - 2.2%
Airbnb, Inc., Class A*	45	5,598
Booking Holdings, Inc.*	3	7,957
Chipotle Mexican Grill, Inc.*	2	3,416
Darden Restaurants, Inc.	9	1,396
Domino’s Pizza, Inc.	3	990
DoorDash, Inc., Class A*	28	1,780
Expedia Group, Inc.*	11	1,067
Hilton Worldwide Holdings, Inc.	19	2,676
Las Vegas Sands Corp.*	54	3,102
Marriott International, Inc., Class A	22	3,653
McDonald’s Corp.	52	14,540
MGM Resorts International	28	1,244
Starbucks Corp.	82	8,539
Yum! Brands, Inc.	20	2,642

Total Hotels, Restaurants & Leisure		58,600

Household Durables - 0.2%
D.R. Horton, Inc.	25	2,442
Lennar Corp., Class A	21	2,208

Total Household Durables		4,650

Household Products - 1.4%
Church & Dwight Co., Inc.	18	1,592
Clorox Co.	9	1,424
Colgate-Palmolive Co.	59	4,434
Kimberly-Clark Corp.	24	3,221
Procter & Gamble Co.	168	24,980

Total Household Products		35,651

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	47	1,132

Industrial Conglomerates - 0.8%
3M Co.	39	4,099
General Electric Co.	78	7,457
Honeywell International, Inc.	48	9,174
Icahn Enterprises LP	24	1,241

Total Industrial Conglomerates		21,971

Industrial REITs - 0.3%
Prologis, Inc.	66	8,235

Insurance - 1.5%
Aflac, Inc.	44	2,839
Allstate Corp.	19	2,105
American Financial Group, Inc.	6	729
American International Group, Inc.	53	2,669
Arthur J. Gallagher & Co.	15	2,870
Brown & Brown, Inc.	20	1,148
Cincinnati Financial Corp.	11	1,233
Erie Indemnity Co., Class A	3	695
Hartford Financial Services Group, Inc.	23	1,603
Loews Corp.	17	986
Markel Corp.*	1	1,277
Marsh & McLennan Cos., Inc.	35	5,829
MetLife, Inc.	56	3,245
Principal Financial Group, Inc.	17	1,263
Progressive Corp.	42	6,009
Prudential Financial, Inc.	24	1,986
Travelers Cos., Inc.	17	2,914
W.R. Berkley Corp.	19	1,183

Total Insurance		40,583

Interactive Media & Services - 5.3%
Alphabet, Inc., Class A*	922	95,639
Match Group, Inc.*	20	768
Meta Platforms, Inc., Class A*	189	40,056
Pinterest, Inc., Class A*	48	1,309
Snap, Inc., Class A*	119	1,334

Total Interactive Media & Services		139,106

IT Services - 0.8%
Akamai Technologies, Inc.*	11	861
Cloudflare, Inc., Class A*	23	1,418
Cognizant Technology Solutions Corp., Class A	37	2,254
EPAM Systems, Inc.*	4	1,196
Gartner, Inc.*	6	1,955
International Business Machines Corp.	63	8,259
Snowflake, Inc., Class A*	23	3,549
VeriSign, Inc.*	7	1,479

Total IT Services		20,971

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	21	2,905
Avantor, Inc.*	48	1,015
Bio-Rad Laboratories, Inc., Class A*	2	958
Bio-Techne Corp.	11	816
Charles River Laboratories International, Inc.*	4	807
Danaher Corp.	52	13,106
Illumina, Inc.*	11	2,558
IQVIA Holdings, Inc.*	13	2,586
Mettler-Toledo International, Inc.*	2	3,061
PerkinElmer, Inc.	9	1,199
Thermo Fisher Scientific, Inc.	28	16,138
Waters Corp.*	4	1,239
West Pharmaceutical Services, Inc.	5	1,732

Total Life Sciences Tools & Services		48,120

Machinery - 1.7%
Caterpillar, Inc.	37	8,467
Cummins, Inc.	10	2,389
Deere & Co.	22	9,083
Dover Corp.	10	1,520
Fortive Corp.	25	1,704
Graco, Inc.	12	876
IDEX Corp.	5	1,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
Illinois Tool Works, Inc.	22	$5,356
Ingersoll Rand, Inc.	28	1,629
Nordson Corp.	4	889
Otis Worldwide Corp.	29	2,448
PACCAR, Inc.	38	2,745
Parker-Hannifin Corp.	9	3,025
Snap-on, Inc.	4	988
Stanley Black & Decker, Inc.	11	886
Westinghouse Air Brake Technologies Corp.	13	1,314
Xylem, Inc.	13	1,361

Total Machinery		45,835

Media - 1.0%
Charter Communications, Inc., Class A*	11	3,934
Comcast Corp., Class A	308	11,676
Fox Corp., Class A	40	1,362
Interpublic Group of Cos., Inc.	27	1,005
Liberty Broadband Corp., Class C*	11	899
Liberty Media Corp. - Liberty SiriusXM, Class C*	23	644
Omnicom Group, Inc.	15	1,415
Paramount Global, Class B	46	1,026
Sirius XM Holdings, Inc.	274	1,088
Trade Desk, Inc., Class A*	35	2,132

Total Media		25,181

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	101	4,132
Newmont Corp.	56	2,745
Nucor Corp.	18	2,780
Reliance Steel & Aluminum Co.	4	1,027
Southern Copper Corp.	55	4,194
Steel Dynamics, Inc.	13	1,470

Total Metals & Mining		16,348

Multi-Utilities - 0.7%
Ameren Corp.	19	1,641
CenterPoint Energy, Inc.	44	1,296
CMS Energy Corp.	21	1,289
Consolidated Edison, Inc.	25	2,392
Dominion Energy, Inc.	59	3,299
DTE Energy Co.	15	1,643
Public Service Enterprise Group, Inc.	35	2,186
Sempra Energy	22	3,326
WEC Energy Group, Inc.	22	2,085

Total Multi-Utilities		19,157

Office REITs - 0.1%
Alexandria Real Estate Equities, Inc.	12	1,507
Boston Properties, Inc.	12	650

Total Office REITs		2,157

Oil, Gas & Consumable Fuels - 4.5%
APA Corp.	23	829
Chesapeake Energy Corp.	9	684
Chevron Corp.	138	22,516
ConocoPhillips	88	8,731
Coterra Energy, Inc.	55	1,350
Devon Energy Corp.	46	2,328
Diamondback Energy, Inc.	12	1,622
Energy Transfer LP	218	2,718
Enterprise Products Partners LP	153	3,963
EOG Resources, Inc.	41	4,700
EQT Corp.	25	798
Exxon Mobil Corp.	293	32,130
Hess Corp.	22	2,912
HF Sinclair Corp.	14	677
Kinder Morgan, Inc.	158	2,767
Marathon Oil Corp.	45	1,078
Marathon Petroleum Corp.	33	4,449
MPLX LP	71	2,446
Occidental Petroleum Corp.	64	3,996
ONEOK, Inc.	31	1,970
Ovintiv, Inc.	17	613
Phillips 66	33	3,346
Pioneer Natural Resources Co.	17	3,472
Targa Resources Corp.	16	1,167
Texas Pacific Land Corp.	1	1,701
Valero Energy Corp.	27	3,769
Williams Cos., Inc.	86	2,568

Total Oil, Gas & Consumable Fuels		119,300

Passenger Airlines - 0.2%
Delta Air Lines, Inc.*	45	1,571
Southwest Airlines Co.	42	1,367
United Airlines Holdings, Inc.*	24	1,062

Total Passenger Airlines		4,000

Personal Care Products - 0.2%
Estee Lauder Cos., Inc., Class A	25	6,161

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	151	10,466
Eli Lilly & Co.	67	23,009
Johnson & Johnson	184	28,520
Merck & Co., Inc.	180	19,150
Pfizer, Inc.	399	16,279
Viatris, Inc.	85	818
Zoetis, Inc.	33	5,493

Total Pharmaceuticals		103,735

Professional Services - 0.8%
Automatic Data Processing, Inc.	30	6,679
Booz Allen Hamilton Holding Corp.	9	834
Broadridge Financial Solutions, Inc.	8	1,173
CoStar Group, Inc.*	29	1,997
Equifax, Inc.	9	1,825
Jacobs Solutions, Inc.	9	1,058
Leidos Holdings, Inc.	10	921
Paychex, Inc.	25	2,865
SS&C Technologies Holdings, Inc.	18	1,016

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
Verisk Analytics, Inc.	11	$2,110

Total Professional Services		20,478

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	23	1,675

Residential REITs - 0.4%
AvalonBay Communities, Inc.	10	1,680
Camden Property Trust	8	839
Equity LifeStyle Properties, Inc.	14	940
Equity Residential	27	1,620
Essex Property Trust, Inc.	5	1,046
Invitation Homes, Inc.	43	1,343
Mid-America Apartment Communities, Inc.	8	1,208
Sun Communities, Inc.	9	1,268
UDR, Inc.	23	944

Total Residential REITs		10,888

Retail REITs - 0.2%
Kimco Realty Corp.	43	840
Realty Income Corp.	44	2,786
Simon Property Group, Inc.	23	2,575

Total Retail REITs		6,201

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	115	11,271
Analog Devices, Inc.	37	7,297
Applied Materials, Inc.	61	7,493
Broadcom, Inc.	29	18,605
Enphase Energy, Inc.*	10	2,103
First Solar, Inc.*	7	1,522
Intel Corp.	294	9,605
KLA Corp.	10	3,992
Lam Research Corp.	10	5,301
Marvell Technology, Inc.	60	2,598
Microchip Technology, Inc.	39	3,267
Micron Technology, Inc.	77	4,646
Monolithic Power Systems, Inc.	3	1,502
NVIDIA Corp.	177	49,165
ON Semiconductor Corp.*	30	2,469
QUALCOMM, Inc.	80	10,206
Skyworks Solutions, Inc.	12	1,416
Teradyne, Inc.	11	1,183
Texas Instruments, Inc.	64	11,905

Total Semiconductors & Semiconductor Equipment		155,546

Software - 10.1%
Adobe, Inc.*	33	12,717
ANSYS, Inc.*	6	1,997
Aspen Technology, Inc.*	5	1,144
Atlassian Corp., Class A*	18	3,081
Autodesk, Inc.*	15	3,122
Bills Holdings, Inc.*	8	649
Cadence Design Systems, Inc.*	19	3,992
Crowdstrike Holdings, Inc., Class A*	17	2,333
Datadog, Inc., Class A*	22	1,599
Fair Isaac Corp.*	2	1,405
Fortinet, Inc.*	55	3,655
Gen Digital, Inc.	46	789
HubSpot, Inc.*	3	1,286
Intuit, Inc.	20	8,917
Microsoft Corp.	530	152,799
Oracle Corp.	192	17,841
Palantir Technologies, Inc., Class A*	146	1,234
Palo Alto Networks, Inc.*	21	4,195
Paycom Software, Inc.*	4	1,216
PTC, Inc.*	8	1,026
Roper Technologies, Inc.	8	3,526
Salesforce, Inc.*	71	14,184
ServiceNow, Inc.*	14	6,506
Splunk, Inc.*	12	1,151
Synopsys, Inc.*	11	4,249
Tyler Technologies, Inc.*	3	1,064
VMware, Inc., Class A*	30	3,745
Workday, Inc., Class A*	18	3,718
Zoom Video Communications, Inc., Class A*	21	1,551
Zscaler, Inc.*	10	1,168

Total Software		265,859

Specialized REITs - 1.2%
American Tower Corp.	33	6,743
Crown Castle, Inc.	31	4,149
Digital Realty Trust, Inc.	21	2,065
Equinix, Inc.	6	4,326
Extra Space Storage, Inc.	10	1,629
Gaming & Leisure Properties, Inc.	18	937
Iron Mountain, Inc.	21	1,111
Public Storage	13	3,928
SBA Communications Corp.	8	2,089
VICI Properties, Inc.	68	2,218
Weyerhaeuser Co.	53	1,597

Total Specialized REITs		30,792

Specialty Retail - 2.0%
AutoZone, Inc.*	1	2,458
Best Buy Co., Inc.	16	1,252
Burlington Stores, Inc.*	5	1,010
Chewy, Inc., Class A*	29	1,084
Home Depot, Inc.	73	21,544
Lowe’s Cos., Inc.	44	8,799
O’Reilly Automotive, Inc.*	5	4,245
Ross Stores, Inc.	25	2,653
TJX Cos., Inc.	83	6,504
Tractor Supply Co.	8	1,880
Ulta Beauty, Inc.*	4	2,183

Total Specialty Retail		53,612

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	1,130	186,337
Dell Technologies, Inc., Class C	52	2,091
Hewlett Packard Enterprise Co.	91	1,450
HP, Inc.	71	2,084

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

Investments	Shares	Value
NetApp, Inc.	16	$1,021

Total Technology Hardware, Storage & Peripherals		192,983

Textiles, Apparel & Luxury Goods - 0.5%
NIKE, Inc., Class B	111	13,613
VF Corp.	29	664

Total Textiles, Apparel & Luxury Goods		14,277

Tobacco - 0.6%
Altria Group, Inc.	127	5,667
Philip Morris International, Inc.	110	10,697

Total Tobacco		16,364

Trading Companies & Distributors - 0.3%
Fastenal Co.	40	2,158
United Rentals, Inc.	5	1,979
W.W. Grainger, Inc.	4	2,755

Total Trading Companies & Distributors		6,892

Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,904
Essential Utilities, Inc.	18	786

Total Water Utilities		2,690

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	88	12,746

Total United States		2,618,679

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $2,495,199)		2,620,663
Other Assets less Liabilities - 0.2%		4,343

NET ASSETS - 100.0%		$2,625,006

*	Non-income producing security.
^

Subsequent to March 31, 2023, the California Department of Financial Protection and Innovation (“DFPI”) announced on May 1, 2023 that regulators have taken possession of First Republic Bank. The DFPI appointed the Federal Deposit Insurance Corporation (“FDIC”) as receiver of First Republic Bank. The FDIC has accepted a bid from JPMorgan Chase & Co. to assume all deposits, including all uninsured deposits, and substantially all assets of First Republic Bank.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 500 Digital Fund (SPXUX)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,620,663	$—	$—	$2,620,663

Total Investments in Securities	$2,620,663	$—	$—	$2,620,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Floating Rate Treasury Digital Fund (FLTTX)

March 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 97.9%

U.S. Treasury Notes - 97.9%
U.S. Treasury Floating Rate Notes
4.77%, 10/31/23, (3-month U.S. Treasury Bill Money Market Yield + 0.035%)*	$547,000	$546,951
4.66%, 4/30/24, (3-month U.S. Treasury Bill Money Market Yield - 0.075%)*	286,000	285,556
4.77%, 7/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.037%)*	34,000	33,970
4.87%, 10/31/24, (3-month U.S. Treasury Bill Money Market Yield + 0.14%)*	113,000	112,988

TOTAL INVESTMENTS IN SECURITIES - 97.9% (Cost: $979,853)		979,465
Other Assets less Liabilities - 2.1%		21,149

NET ASSETS - 100.0%		$1,000,614

*	Floating rate note. Coupon shown is in effect at March 31, 2023. Date represents the ultimate maturity date.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$979,465	$—	$979,465

Total Investments in Securities	$—	$979,465	$—	$979,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Long Term Treasury Digital Fund (WTLGX)

March 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 98.5%

U.S. Treasury Bonds - 98.5%
3.00%, 5/15/45	$143,600	$125,145
3.00%, 5/15/47	468,000	407,599
1.63%, 11/15/50	72,000	46,238
1.88%, 11/15/51	565,500	385,335

TOTAL INVESTMENTS IN SECURITIES - 98.5% (Cost: $982,918)		964,317
Other Assets less Liabilities - 1.5%		14,760

NET ASSETS - 100.0%		$979,077

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$964,317	$—	$964,317

Total Investments in Securities	$—	$964,317	$—	$964,317

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Short-Duration Income Digital Fund (WTSIX)

March 31, 2023

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%

United States - 99.9%
WisdomTree Floating Rate Treasury Fund(a)	1,963	$98,680
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	11,989	249,012
WisdomTree Mortgage Plus Bond Fund(a)	3,379	148,938
WisdomTree U.S. Short Term Corporate Bond Fund(a)	4,214	198,795
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund(a)	6,318	298,020

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,002,159)		993,445
Other Assets less Liabilities - 0.1%		854

NET ASSETS - 100.0%		$994,299

(a)	Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal period ended March 31, 2023 were as follows:

Affiliate	Value at 1/19/2023*	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2023	Dividend Income
WisdomTree Floating Rate Treasury Fund	$—	$100,563	$1,659	$(4)	$(220)	$98,680	$1,125
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	255,937	3,567	(33)	(3,325)	249,012	3,543
WisdomTree Mortgage Plus Bond Fund	—	153,846	3,006	(30)	(1,872)	148,938	931
WisdomTree U.S. Short-Term Corporate Bond Fund	—	202,118	1,698	(14)	(1,611)	198,795	1,541
WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund	—	303,644	3,912	(26)	(1,686)	298,020	1,558

Total	$—	$1,016,108	$13,842	$(107)	$(8,714)	$993,445	$8,698

*	Commencement of operations.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Exchange-Traded Funds	$993,445	$—	$—	$993,445

Total Investments in Securities	$993,445	$—	$—	$993,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Short-Term Treasury Digital Fund (WTSYX)

March 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 99.1%

U.S. Treasury Notes - 99.1%
0.88%, 1/31/24	$108,500	$105,092
2.13%, 7/31/24	71,800	69,701
1.88%, 8/31/24	182,300	176,158
0.75%, 11/15/24	208,000	196,666
0.38%, 11/30/25	392,800	358,415
4.63%, 3/15/26	84,000	85,919

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $991,618)		991,951
Other Assets less Liabilities - 0.9%		9,107

NET ASSETS - 100.0%		$1,001,058

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$991,951	$—	$991,951

Total Investments in Securities	$—	$991,951	$—	$991,951

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Technology & Innovation 100 Digital Fund (TECHX)

March 31, 2023

Investments	Shares	Value
COMMON STOCKS - 99.9%

South Korea - 0.2%

Broadline Retail - 0.2%
Coupang, Inc.*	304	$4,864

United States - 99.7%

Automobiles - 5.0%
Rivian Automotive, Inc., Class A*	158	2,446
Tesla, Inc.*	545	113,066

Total Automobiles		115,512

Biotechnology - 6.3%
AbbVie, Inc.	305	48,608
Alnylam Pharmaceuticals, Inc.*	21	4,207
Amgen, Inc.	92	22,241
Biogen, Inc.*	25	6,951
Gilead Sciences, Inc.	216	17,921
Moderna, Inc.*	66	10,136
Regeneron Pharmaceuticals, Inc.*	19	15,612
Seagen, Inc.*	32	6,479
Vertex Pharmaceuticals, Inc.*	44	13,863

Total Biotechnology		146,018

Broadline Retail - 8.0%
Amazon.com, Inc.*	1,761	181,893
eBay, Inc.	94	4,171

Total Broadline Retail		186,064

Communications Equipment - 2.5%
Arista Networks, Inc.*	53	8,897
Cisco Systems, Inc.	710	37,115
Motorola Solutions, Inc.	29	8,298
Ubiquiti, Inc.	10	2,717

Total Communications Equipment		57,027

Electronic Equipment, Instruments & Components - 1.1%
Amphenol Corp., Class A	103	8,417
CDW Corp.	23	4,482
Corning, Inc.	146	5,151
Keysight Technologies, Inc.*	31	5,006
Teledyne Technologies, Inc.*	8	3,579

Total Electronic Equipment, Instruments & Components		26,635

Entertainment - 2.4%
Activision Blizzard, Inc.	135	11,555
Electronic Arts, Inc.	48	5,781
Netflix, Inc.*	77	26,602
ROBLOX Corp., Class A*	104	4,678
Warner Bros Discovery, Inc.*	418	6,312

Total Entertainment		54,928

Financial Services - 1.9%
Block, Inc.*	103	7,071
Fidelity National Information Services, Inc.	102	5,542
Fiserv, Inc.*	109	12,320
Global Payments, Inc.	47	4,946
PayPal Holdings, Inc.*	197	14,960

Total Financial Services		44,839

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A*	27	4,962

Hotels, Restaurants & Leisure - 0.2%
DoorDash, Inc., Class A*	67	4,259

Interactive Media & Services - 13.6%
Alphabet, Inc., Class A*	2,112	219,078
Meta Platforms, Inc., Class A*	458	97,068

Total Interactive Media & Services		316,146

IT Services - 2.0%
Cognizant Technology Solutions Corp., Class A	89	5,422
EPAM Systems, Inc.*	10	2,990
Gartner, Inc.*	14	4,561
International Business Machines Corp.	156	20,450
Snowflake, Inc., Class A*	55	8,486
VeriSign, Inc.*	18	3,804

Total IT Services		45,713

Life Sciences Tools & Services - 4.3%
Agilent Technologies, Inc.	51	7,055
Danaher Corp.	125	31,505
Illumina, Inc.*	27	6,279
IQVIA Holdings, Inc.*	32	6,365
Mettler-Toledo International, Inc.*	4	6,121
Thermo Fisher Scientific, Inc.	68	39,193
Waters Corp.*	10	3,096

Total Life Sciences Tools & Services		99,614

Media - 1.8%
Charter Communications, Inc., Class A*	27	9,655
Comcast Corp., Class A	747	28,319
Sirius XM Holdings, Inc.	673	2,672

Total Media		40,646

Professional Services - 1.6%
Automatic Data Processing, Inc.	71	15,807
CoStar Group, Inc.*	70	4,819
Equifax, Inc.	21	4,260
Paychex, Inc.	62	7,105
Verisk Analytics, Inc.	27	5,180

Total Professional Services		37,171

Semiconductors & Semiconductor Equipment - 15.9%
Advanced Micro Devices, Inc.*	278	27,247
Analog Devices, Inc.	89	17,553
Applied Materials, Inc.	149	18,302
Broadcom, Inc.	72	46,191
Enphase Energy, Inc.*	23	4,836

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Technology & Innovation 100 Digital Fund (TECHX)

March 31, 2023

Investments	Shares	Value
First Solar, Inc.*	18	$3,915
Intel Corp.	713	23,294
KLA Corp.	24	9,580
Lam Research Corp.	24	12,723
Marvell Technology, Inc.	147	6,365
Microchip Technology, Inc.	95	7,959
Micron Technology, Inc.	188	11,344
NVIDIA Corp.	430	119,441
ON Semiconductor Corp.*	75	6,174
QUALCOMM, Inc.	193	24,623
Texas Instruments, Inc.	156	29,017

Total Semiconductors & Semiconductor Equipment		368,564

Software - 21.3%
Adobe, Inc.*	80	30,830
ANSYS, Inc.*	15	4,992
Atlassian Corp., Class A*	44	7,531
Autodesk, Inc.*	37	7,702
Cadence Design Systems, Inc.*	47	9,874
Crowdstrike Holdings, Inc., Class A*	40	5,490
Datadog, Inc., Class A*	55	3,996
Fortinet, Inc.*	135	8,972
Intuit, Inc.	49	21,846
Microsoft Corp.	836	241,019
Oracle Corp.	465	43,208
Palo Alto Networks, Inc.*	52	10,386
Paycom Software, Inc.*	11	3,344
Roper Technologies, Inc.	19	8,373
Salesforce, Inc.*	172	34,362
ServiceNow, Inc.*	35	16,265
Synopsys, Inc.*	26	10,043
VMware, Inc., Class A*	73	9,114
Workday, Inc., Class A*	44	9,088
Zoom Video Communications, Inc., Class A*	51	3,766
Zscaler, Inc.*	25	2,921

Total Software		493,122

Technology Hardware, Storage & Peripherals - 10.3%
Apple, Inc.	1,365	225,089
Dell Technologies, Inc., Class C	126	5,066
Hewlett Packard Enterprise Co.	222	3,536
HP, Inc.	173	5,078

Total Technology Hardware, Storage & Peripherals		238,769

Wireless Telecommunication Services - 1.3%
T-Mobile US, Inc.*	215	31,141

Total United States		2,311,130

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $2,000,836)		2,315,994
Other Assets less Liabilities - 0.1%		2,266

NET ASSETS - 100.0%		$2,318,260

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Technology & Innovation 100 Digital Fund (TECHX)

March 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$2,315,994	$—	$—	$2,315,994

Total Investments in Securities	$2,315,994	$—	$—	$2,315,994

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree TIPS Digital Fund (TIPSX)

March 31, 2023

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 91.5%

U.S. Treasury Bonds - 15.8%
U.S. Treasury Inflation-Indexed Bonds
2.13%, 2/15/41	$67,196	$74,162
0.13%, 2/15/52	122,915	85,309

Total U.S. Treasury Bonds		159,471

U.S. Treasury Notes - 75.7%
U.S. Treasury Inflation-Indexed Notes
0.50%, 4/15/24	249,395	245,588
0.13%, 10/15/26	52,867	50,794
0.88%, 1/15/29	138,589	136,199
0.13%, 1/15/30	288,533	268,959
1.13%, 1/15/33	61,049	60,896

Total U.S. Treasury Notes		762,436

TOTAL INVESTMENTS IN SECURITIES - 91.5% (Cost: $916,380)		921,907
Other Assets less Liabilities - 8.5%		85,969

NET ASSETS - 100.0%		$1,007,876

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
U.S. Government Obligations	$—	$921,907	$—	$921,907

Total Investments in Securities	$—	$921,907	$—	$921,907

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-delaers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time.

Pursuant to Board-approved valuation procedures established by the Trust and WisdomTree Digital Management, Inc. (“WTDM”), the Board has appointed WTDM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTDM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTDM and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Schedule of Investments (unaudited) (concluded)

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended March 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.